XAI CLO & Income Opportunities Fund

Schedule of Investments

(Unaudited)

June 30, 2026

*Effective June 8, 2026, the Fund changed its name from Octagon XAI CLO Income Fund.

XAI CLO & Income Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT - 95.73%(a)(b)
Anchorage Capital CLO 6 Ltd.	3M SOFR + 6.15%	07/22/2038	$880,000	$870,163
Anchorage Capital CLO 16 Ltd.	3M SOFR + 5.70%	01/19/2038	500,000	473,703
Anchorage Capital CLO 21 Ltd.	3M SOFR + 6.25%	10/20/2034	500,000	463,846
Anchorage Capital CLO 31 Ltd.	3M SOFR + 5.70%	10/20/2038	1,000,000	999,034
Apidos CLO XL Ltd.	3M SOFR + 5.60%	07/15/2037	500,000	498,873
Apidos CLO XLI Ltd.	3M SOFR + 5.65%	10/20/2037	685,000	683,305
Apidos CLO XLVII Ltd.	3M SOFR + 5.40%	04/26/2039	500,000	499,936
Apidos CLO XLVIII Ltd.	3M SOFR + 5.75%	07/25/2037	500,000	501,223
Apidos CLO XXXV	3M SOFR + 5.00%	07/20/2039	500,000	499,997
Ares XLIV CLO Ltd.	3M SOFR + 6.25%	04/15/2034	1,000,000	943,701
Bain Capital Credit CLO 2022-3 Ltd.	3M SOFR + 7.35%	07/17/2035	619,357	536,889
Barings CLO Ltd. 2021-II	3M SOFR + 6.30%	07/15/2034	500,000	473,373
Barings CLO Ltd. 2024-II	3M SOFR + 5.90%	07/15/2039	1,000,000	977,125
Benefit Street Partners CLO XVII Ltd.	3M SOFR + 6.15%	10/15/2037	750,000	747,665
Benefit Street Partners CLO XXIX Ltd.	3M SOFR + 4.60%	01/25/2038	1,150,000	1,119,440
Canyon CLO 2021-3 Ltd.	3M SOFR + 6.00%	07/15/2034	500,000	429,948
Carlyle US CLO 2019-3 Ltd.	3M SOFR + 4.95%	04/20/2039	1,250,000	1,210,777
Carlyle US CLO 2021-10 Ltd.	3M SOFR + 6.75%	01/20/2038	700,000	687,508
Carlyle US CLO 2024-5 Ltd.	3M SOFR + 5.65%	10/25/2036	500,000	500,400
CBAM 2018-8 Ltd.	3M SOFR + 6.37%	07/15/2037	750,000	742,565
CIFC Funding 2019-I Ltd.	3M SOFR + 5.75%	10/20/2037	1,250,000	1,223,492
CIFC Funding 2021-II	3M SOFR + 5.00%	01/15/2039	500,000	498,655
CIFC Funding 2021-V Ltd.	3M SOFR + 5.10%	01/15/2038	450,000	450,183
CIFC Funding 2025-IX Ltd.	3M SOFR + 4.75%	01/21/2039	1,000,000	998,541
Dryden 87 CLO Ltd.	3M SOFR + 6.35%	08/20/2038	1,000,000	991,905
Elmwood CLO 27 Ltd.	3M SOFR + 5.80%	04/18/2039	660,000	662,736
Elmwood CLO 35 Ltd.	3M SOFR + 5.25%	10/18/2037	1,500,000	1,496,658
Elmwood CLO 46 Ltd.	3M SOFR + 5.00%	01/17/2039	1,250,000	1,251,553
Garnet CLO 2 Ltd.	3M SOFR + 5.25%	10/20/2038	415,000	412,811
Garnet CLO 4 Ltd.	3M SOFR + 5.00%	01/20/2039	500,000	495,110
Generate CLO 6 Ltd.	3M SOFR + 7.25%	10/22/2037	1,000,000	971,396
Generate CLO 19 Ltd.	3M SOFR + 6.00%	04/22/2036	1,200,000	1,199,479
GoldenTree Loan Management US CLO 25 Ltd.	3M SOFR + 5.75%	04/20/2038	750,000	753,133
Lodi Park CLO Ltd.	3M SOFR + 5.65%	07/21/2037	1,000,000	925,371
Madison Park Funding XXVIII Ltd.	3M SOFR + 6.35%	01/15/2038	1,000,000	900,125
Magnetite XXIV Ltd.	3M SOFR + 6.40%	04/15/2035	1,000,000	995,207
Neuberger Berman Loan Advisers CLO 46 Ltd.	3M SOFR + 5.15%	01/20/2037	1,250,000	1,191,414
Oaktree CLO 2020-1 Ltd.	3M SOFR + 5.00%	01/15/2038	500,000	481,529
Oaktree CLO 2024-27 Ltd.	3M SOFR + 5.60%	10/22/2037	500,000	496,025
OCP CLO 2016-12 Ltd.	3M SOFR + 6.00%	10/18/2037	1,000,000	985,042
OCP CLO 2017-13 Ltd.	3M SOFR + 5.90%	11/26/2037	1,000,000	989,041
OCP CLO 2019-17 Ltd.	3M SOFR + 6.25%	07/20/2037	1,000,000	988,981
OCP CLO 2022-25 Ltd.	3M SOFR + 5.85%	07/20/2037	500,000	500,000
OCP CLO 2022-25 Ltd.	3M SOFR + 5.25%	07/22/2039	500,000	500,000
OHA Credit Funding 12-R Ltd.	3M SOFR + 4.85%	07/20/2037	750,000	730,488
OHA Loan Funding 2015-1 Ltd.	3M SOFR + 4.80%	10/19/2038	750,000	736,766
Rad CLO 3 Ltd.	3M SOFR + 5.88%	07/15/2037	500,000	444,656
Rad CLO 10 Ltd.	3M SOFR + 6.11%	04/23/2034	457,240	436,254
Regatta 33 Funding Ltd.	3M SOFR + 6.65%	07/25/2038	500,000	507,849
Regatta XII Funding Ltd.	3M SOFR + 6.90%	10/15/2037	500,000	485,431
RR 27 Ltd.	3M SOFR + 4.85%	10/15/2040	575,000	574,040
RR 29 Ltd.	3M SOFR + 5.85%	07/15/2039	250,000	250,330
Shackleton 2019-XIV CLO Ltd.	3M SOFR + 5.90%	07/20/2034	555,000	535,574
Sixth Street CLO 28 Ltd.	3M SOFR + 5.45%	04/21/2038	1,250,000	1,253,841
Sixth Street CLO XXII Ltd.	3M SOFR + 4.75%	04/21/2038	1,250,000	1,210,864
Sixth Street CLO XXIV Ltd.	3M SOFR + 6.35%	04/23/2037	800,000	809,436
Trestles CLO VI Ltd.	3M SOFR + 4.75%	04/25/2038	1,250,000	1,223,243
Voya CLO 2024-2 Ltd.	3M SOFR + 6.05%	07/20/2037	375,000	376,677
Voya CLO 2024-7 Ltd.	3M SOFR + 5.25%	01/20/2038	750,000	748,007

XAI CLO & Income Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT - 95.73%(a)(b)(Continued)
Voya CLO 2025-3 Ltd.	3M SOFR + 5.40%	07/20/2038	$1,250,000	$1,246,754
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT (Cost $46,894,682)				$45,788,068

	Estimated Yield	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY - 2.59%(a)(c)
Benefit Street Partners CLO XII-B Ltd.	10.96%	10/15/2037	500,000	300,265
CIFC Funding 2018-II Ltd.	11.03%	10/20/2037	1,250,000	386,612
OCP CLO 2024-36, Ltd.	6.76%	10/16/2037	1,000,000	549,810
TOTAL COLLATERALIZED LOAN OBLIGATIONS EQUITY (Cost $1,812,745)				$1,236,687

	Shares	Value
EXCHANGE-TRADED FUNDS - 8.35%
Janus Henderson B-BBB CLO ETF	84,400	3,996,340
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,998,028)		$3,996,340

	Shares	Value
MONEY MARKET FUNDS - 1.36%
Invesco Short Term Investments Trust Treasury Portfolio, Institutional Class, 3.56% (7-day yield)	652,128	652,128

TOTAL MONEY MARKET FUNDS (Cost $652,128)		$652,128

TOTAL INVESTMENTS - 108.03% (Cost $53,357,583)		$51,673,223

Other Assets in Excess of Liabilities - 0.33%		159,035
Preferred Shares - (8.36)%		(4,000,000)
NET ASSETS - 100.00%		$47,832,258

(a)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of June 30, 2026, these securities had an aggregate value of $47,024,755 or 98.32% of net assets.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Leveraged loans and CLO debt securities typically have reference Rate Floors (“Rate Floors”) embedded in their loan agreements and organizational documents. Leveraged loans generally have Rate Floors of 0% or more, while CLO debt securities often set Rate Floors at 0%. Rate Floors serve to establish a minimum base rate to be paid by the borrower before the fixed spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	CLO subordinated notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once per quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields shown are as of June 30, 2026.

Investment Abbreviations:
Ltd. – Limited
SOFR – Secured Overnight Financing Rate

Reference Rates:
3M SOFR as of June 30, 2026 was 3.63%

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